Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events
36. Subsequent events
Public offering of unsecured senior notes
In January 2020, the Company issued fixed rate unsecured senior notes with two maturity dates for an aggregate principal amount of US$
1,000,000
. The public offering consists of US$
700,000
of
3.375
% notes due 2030 and US$
300,000
of
4.125
% notes due 2050. The notes are listed on the Singapore Stock Exchange. The Company received net proceeds from the offering of US$
988,266
, after deducting underwriting discounts and commissions and offering expenses. The Company intends to use the net proceeds from the offering for general corporate purposes and refinancing.
Share repurchase program
In March 2020, the Company’s Board of Directors authorized a share repurchase program (“2020 share repurchase program”) under which the Company may repurchase up to US$2,000,000 worth of its ADSs over the following 24 months. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management. Under 2020 share repurchase program, as of the date of this report
, the Company had repurchased approximately
1,191,370
 ADSs for approximately US$
44,132
.
Drew down of Syndicated loan
As disclosed in Note 33, the Group entered into a 5-year US$
1,000,000
term and revolving credit facilities agreement with a group of 24 arrangers in December 2017. In April 2020, the Group drew down US$
550,000
under the facility commitment. The use of proceeds of the facilities was intended for general corporate purposes.
Private placement of notes
In February and March 2020,
Jingdong
Century, a subsidiary of the Company, issued fixed rate private placement notes with two maturity dates for an aggregate principal amount of RMB
5,000,000
. The private placement consists of RMB
3,000,000
of
2.65
% notes due
April 27, 2020
and RMB
2,000,000
of
2.75
% notes due
October 30, 2020
. The notes are listed on the inter-bank bond market of China. The Group intends to use the proceeds from the private placement for general corporate purposes.
Potential impact of coronavirus (“COVID-19”)
From late January 2020, the COVID-19 was rapidly evolving in China and globally. Since then, the business and transportation disruptions in China have caused adverse impact
s
to the Group’s operations and led to incremental costs, in particular, relating to the Group’s retail and logistics business. Demands for large-ticket items, durable goods and discretionary products have also been negatively affected by the COVID-19 outbreak. The Group’s results of operation and consolidated financial position of 2020 will be adversely affected to a certain extent, which will depend on the future developments of the outbreak, including new development

concerning the global severity of and actions taken to contain the outbreak, which are highly uncertain and unpredictable.